RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.  RELATED PARTY TRANSACTIONS

a)Related Parties

Name of Related Parties	Relationship with the Group
Mr. Shao-Ning Johnny Chou	A shareholder and senior executive of the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group

b)The Group had the following related party transactions:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Rendering of express delivery and supply chain management services:
Cainiao	61,619	271,422	489,999	75,311

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Rental of warehouse as a lessee:
Cainiao	—	—	8,731	1,342

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating costs paid on behalf of the Company:
Cainiao	—	—	19,892	3,057

c)The Group had the following related party balances at the end of the year:

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	83,302	164,894	25,344

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Amounts due to related parties:
Cainiao	—	12,011	1,846
Entity controlled by a principal shareholder	891	891	137

	891	12,902	1,983

Included in Notes 12 and 13, is a guarantee by a senior executive of the Group’s short-term bank loans, and a payable to former and current shareholders for repurchases of preferred shares as of December 31, 2016. The payable to the former and current shareholders was paid off during the year ended December 31, 2017 (Note 13).